Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statements Line Items
Document Type	40-F
Amendment Flag	false
Entity Registrant Name	ENDEAVOUR SILVER CORP
Trading Symbol	exk
Entity Central Index Key	0001277866
Document Period End Date	Dec. 31, 2018
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	130,781,052
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false